Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Financial Instruments
Schedule of notional amounts and fair values of derivatives outstanding

	Liability Derivatives
	Notional Value	Fair Value
	(Dollars in thousands)
Successor
September 30, 2014
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$76,390	$2,091

Total derivatives		$2,091

Predecessor
December 31, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

Total derivatives		$8,348

(a)
Converts floating interest rate debt into fixed rate debt.

Schedule of gain (loss) in OCI related to derivative instruments

Predecessor
Gain (Loss)	Three Months Ended September 30, 2013
(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,572
Amortization of balances of de-designated hedges and other adjustments	282
Income tax effect	(1,007)

Net changes in cash flow hedges, net of taxes	$1,847

(a)
Includes the following amounts for the following period:

The three months ended September 30, 2013:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of$(272); and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,844.

	Predecessor
Gain (Loss)	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$8,987
Amortization of balances of de-designated hedges and other adjustments	416	847
Income tax effect	(1,118)	(3,471)

Net changes in cash flow hedges, net of taxes	$2,050	$6,363

(a)
Includes the following amounts for the following periods:

Period beginning January 1, 2014 and ending May 13, 2014 and the nine months ended September 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(93) and $(560), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845 and $9,547, respectively.

Schedule of effect of derivatives recorded in Interest expenses and Other expenses on Condensed Consolidated Statements of Income

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements	$—	$(12)
Derivatives not designated as a hedge:
Interest rate swap agreements	1,959	—
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(282)

Effect from derivatives	$1,959	$(294)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements	$—	$(12)	$(42)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61
Interest rate swap agreements	3,484	—	—
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(847)

Effect from derivatives	$3,484	$(428)	$(828)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.